Thornburg Limited Term Income Funds

Annual Report
September, 30 2002

Thornburg Limited Term Income Funds
All data as of 9/30/02
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Fund Facts
Thornburg Limited Term Income Fund
                                              A Shares         C Shares        I Shares
Annualized Distribution Rate .............        4.30%           4.05%         4.67%
SEC Yield ................................        3.14%           2.87%         3.50%
NAV ......................................   $   12.79       $   12.77      $  12.79
Max. Offering Price ......................   $   12.98       $   12.77      $  12.79

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                          5.45%          6.63%          7.38%
Five Year ..................................      6.27%          6.18%          6.93%
Since Inception ............................      6.45%          6.58%          7.46%
Inception Date .............................   (10/1/1992)    (9/1/1994)    (7/5/1996)

Fund Facts
Thornburg Limited Term U.S. Government Fund*
                                                 A Shares      C Shares       I Shares
Annualized Distribution Rate ................      4.05%         3.79%          4.18%
SEC Yield ...................................      4.04%         3.66%          4.49%
NAV ......................................... $   13.27     $   13.35        $  13.27
Max. Offering Price ......................... $   13.47     $   13.35        $  13.27


Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                           7.15%         8.33%          9.11%
Five Year                                          6.72%         6.62%          7.43%
Ten Year                                           5.95%          N/A            N/A
Since Inception                                    7.07%         6.50%          7.52%
Inception Date                                (11/16/1987)    (9/1/1994)      (7/5/1996)

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*Shares are not guaranteed by the U.S. Government.

The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds' Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the previous 30 days of distribution factors and dividing this sum by the ending NAV. The value is then annualized to arrive at the 30-day distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders
September 30, 2002

October 24, 2002

Dear Fellow Shareholder,

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ended September 30, 2002. The net asset value of an "A" share of the Thornburg Limited Term Income Fund ended the period at $12.79. If you were invested for the entire period, you received dividends of 61.2 cents per share. If you reinvested your dividends, you received 62.6 cents per share. Investors who owned "C" shares received 56.1 and 57.3 cents per share, respectively. The net asset value of an "A" share of the Thornburg Limited Term U.S. Government Fund ended the period at $13.27. If you were invested for the entire period, you received dividends of
58.0 cents per share. If you reinvested your dividends, you received 59.3 cents per share. Investors who owned "C" shares received 53.7 and 54.8 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

The last year has shown the advantage of having a well-diversified portfolio of high quality, investment grade bonds. Interest rates dropped significantly over the last year, especially in the 2 to 5 year segment of the yield curve. However, in the face of this positive interest rate environment, there were some very significant credit events. Fraudulent financial statements from some well-known corporations coupled with some bankruptcies have tainted the market's perception of almost every company with large amounts of debt. There are only two ways to avoid these events from having a dramatic effect on your fixed income portfolio: have a very well diversified portfolio, or invest only in Treasuries and Agencies. The sheer size of the debt issuance from these companies caused them to be fairly widely held in the fixed income investment community.

The lack of access to the capital markets and the depressed stock prices have caused many corporations to concentrate on increasing profitability by cutting expenses rather than growing revenues. The economy has been growing slowly for the last 9 months, however there is fear that growth will stall. The US Consumer has held up remarkably well, but US corporations have not. The refinancing wave has given the Consumer the wherewithal to continue to spend (consumer spending currently accounts for about 80% of GDP). However, corporations must pick up their capital expenditures for continued GDP growth at trend or above. Capacity utilization is still in the mid 70's, so there is no burning need to add personnel, plant or equipment and US corporations have been happy to draw down inventories to meet demand rather than increase production.

Without noticeable inflation risks on the horizon, and no real impetus for US corporations to spend on infrastructure or personnel, there is little reason to believe that GDP will soar anytime soon. The current environment has allowed corporations to mend their balance sheets rather than spend. This has kept interest rates at their lowest levels since the Eisenhower Administration and kept the yield curve quite steep (the 10-year Treasury note yields 225 basis points more than the 2-year Treasury note).

It is still a good time for a diversified, laddered portfolio of quality investment grade bonds. Good quality bonds should always be in your portfolio, but now is the time to make sure you also have ample diversification in your portfolio. A well-diversified portfolio of investment grade credits should be able to weather most storms.

Regardless of the direction of interest rates, we believe your funds are well positioned. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.

Steven J. Bohlin
Managing Director
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Statements of assets and liabilities

Thornburg Limited Term Income Funds

September 30, 2002

                                                                    Limited Term U.S.    Limited Term
ASSETS                                                               Government Fund     Income Fund
Investments at value (cost $176,045,791
and $160,560,734, respectively)                                      $   188,782,303    $ 169,444,070
Cash ...............................................................         526,176          293,506
Receivable for investments sold ....................................               0          970,266
Principal receivable ...............................................          31,445                0
Receivable for fund shares sold ....................................       2,638,568        2,859,289
Interest receivable ................................................       1,736,774        2,315,012
Prepaid expenses and other assets ..................................          33,379           22,836
         Total Assets ..............................................     193,748,645      175,904,979

LIABILITIES
Payable for securities purchased ...................................               0          800,160
Payable for fund shares redeemed ...................................          54,456          286,735
Accounts payable and accrued expenses ..............................          89,569          337,889
Payable to investment adviser (Note 3) .............................          72,550           78,282
Dividends payable ..................................................         121,235          152,391
         Total Liabilities .........................................         337,810        1,655,457

NET ASSETS .........................................................   $ 193,410,835    $ 174,249,522


NET ASSETS CONSIST OF: .............................................
Undistributed (Distribution in Excess of)
net investment income ..............................................          20,562          (52,735)
Net unrealized appreciation (depreciation) on investments ..........      12,736,512        8,882,851
Accumulated net realized loss ......................................      (7,928,724)      (3,188,754)
Net capital paid in on shares of beneficial interest ...............     188,582,485      168,608,160
                                                                       $ 193,410,835    $ 174,249,522
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($155,864,310 and $104,710,740 applicable to 11,744,910 and 8,189,537
shares of beneficial interest outstanding - Note 4) ................   $       13.27    $       12.79

Maximum sales charge, 1.50% of offering price ......................            0.20             0.19

Maximum Offering Price Per Share ...................................   $       13.47    $       12.98

Class C Shares
Net asset value and offering price per share * ($30,586,963 and
$30,257,690 applicable to 2,290,648 and 2,370,164 shares of
beneficial interest outstanding - Note 4) ..........................   $       13.35    $       12.77

Class I Shares:
Net asset value, offering and redemption price per share ($6,959,562 and $39,281,092 applicable to 524,532 and 3,071,983 shares
of beneficial interest outstanding - Note 4) .......................   $       13.27    $       12.79

See notes to financial statements.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

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Statements of operations

Thornburg Limited Term Income Funds

Year Ended September 30, 2002

                                                                     Limited Term U.S.    Limited Term
                                                                      Government Fund      Income Fund
INVESTMENT INCOME:
Interest income (net of premium amortized
of $484,700 and $337,756, respectively) .............................   $  7,612,003    $  7,410,480

EXPENSES: ...........................................................
Investment advisory fees (Note 3)                                            524,123         630,893
Administration fees (Note 3) ........................................
         Class A Shares                                                      146,424          97,502
         Class C Shares .............................................         22,348          25,291
         Class I Shares .............................................          2,374          13,972
Distribution and service fees (Note 3) ..............................
         Class A Shares                                                      281,134         171,604
         Class C Shares .............................................        178,788         202,328
Transfer agent fees (Note 3) ........................................
         Class A Shares                                                       92,082          78,479
         Class C Shares .............................................         23,787          27,936
         Class I Shares .............................................         15,738          19,006
Registration and filing fees (Note 3) ...............................
         Class A Shares                                                       11,250          14,796
         Class C Shares .............................................          8,032           7,930
         Class I Shares .............................................          8,883           8,882
Custodian fees ......................................................         86,689         100,545
Professional fees ...................................................         15,932          14,086
Accounting fees .....................................................          9,409           7,998
Trustee fees ........................................................          2,740           2,380
Other expenses ......................................................         25,123          42,548

                  Total Expenses ....................................      1,454,856       1,466,176
Less: ...............................................................
         Expenses reimbursed by investment advisor (Note 3) .........        (20,768)       (111,901)
         Distribution fees waived (Note 3) ..........................        (89,394)       (101,164)
         Fees paid indirectly (Note 3) ..............................         (9,689)         (3,655)

                  Net Expenses                                             1,335,005       1,249,456

                  Net Investment Income                                    6,276,998       6,161,024

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized Gain (Loss) on: ........................................
         Investments                                                         (45,823)     (1,200,689)
         Foreign currency transactions ..............................              0           6,211
                                                                             (45,823)     (1,194,478)
Net change in unrealized appreciation on:
         Investments ................................................      6,659,263       4,980,156
         Foreign currency translation ...............................              0             261
                                                                           6,659,263       4,980,417
                  Net Realized and Unrealized
Gain on Investments .................................................      6,613,440       3,785,939
                  Net Increase in Net Assets Resulting
                  From Operations                                      $  12,890,438    $  9,946,963

See notes to financial statements.
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Statements of changes in net assets

Thornburg Limited Term U.S. Government Fund

                                                                           Year Ended         Year Ended
                                                                      September 30, 2002  September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   6,276,998    $   5,439,493
Net realized loss on investments sold ................................         (45,823)         (11,401)
Increase in unrealized appreciation ..................................       6,659,263        6,201,349

                  Net Increase in Net Assets Resulting from Operations      12,890,438       11,629,441

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (5,307,301)      (4,840,545)
         Class C Shares ..............................................        (738,851)        (373,221)
         Class I Shares ..............................................        (230,846)        (225,727)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................      45,137,805       12,233,809
         Class C Shares ..............................................      16,875,559        7,138,955
         Class I Shares ..............................................       2,740,106          (52,153)

                  Net Increase in Net Assets .........................      71,366,910       25,510,559

NET ASSETS: ..........................................................
         Beginning of year                                                 122,043,925       96,533,366

         End of year .................................................   $ 193,410,835    $ 122,043,925

See notes to financial statements ....................................
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Statements of changes in net assets

Thornburg Limited Term Income Fund

                                                                           Year Ended         Year Ended
                                                                       September 30, 2002  September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ................................................   $   6,161,024    $   3,878,095
Net realized gain (loss) on investments sold .........................      (1,194,478)         244,754
Increase in unrealized appreciation ..................................       4,980,417        3,399,215

                  Net Increase in Net Assets Resulting from Operations       9,946,963        7,522,064

DIVIDENDS TO SHAREHOLDERS: ...........................................
From net investment income
         Class A Shares ..............................................      (3,809,143)      (2,331,877)
         Class C Shares ..............................................        (901,134)        (500,316)
         Class I Shares ..............................................      (1,450,747)      (1,045,902)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares ..............................................      46,400,735       22,367,180
         Class C Shares ..............................................      14,339,460        7,428,604
         Class I Shares ..............................................      14,170,007       11,227,285

                  Net Increase in Net Assets .........................      78,696,141       44,667,038

NET ASSETS: ..........................................................
         Beginning of year                                                  95,553,381       50,886,343

         End of year .................................................   $ 174,249,522    $  95,553,381

See notes to financial statements ....................................
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Notes to financial statements

Thornburg Limited Term Income Funds

September 30, 2002

NOTE 1 - ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the "Government Fund") and Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing seven series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital. The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both the service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to service and distribution fees, administrative fees and certain registration and transfer agent expenses.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST, or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for Federal income taxes is required.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds is declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month, which is then available for investment in securities at prevailing prices. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 2002, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the year ended September 30, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $20,768 for Class I shares of the Government Fund and $78,482, $8,228, and $25,191 for classes A,C, and I respectively, of the Income Fund. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 2002, the Distributor has advised the Funds that they earned net commissions aggregating $4,526 and $3,790 from the sales of Class A shares of the Government and Income Fund, respectively, and collected contingent deferred sales charges aggregating $9,631 and $8,836 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of each Fund's shares.
The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4 of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 2002 are set forth in the statement of operations. Distribution fees of $89,394 and $101,164 for Class C shares of the Government Fund and Income Fund were waived.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations. For the year ended September 30, 2002, the fees paid indirectly were $9,689 and $3,655 for the Government Fund and Income Fund respectively.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4- Shares of Beneficial Interest At September 30, 2002 there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Government Fund

                                                              Year Ended                     Year Ended
                                                         September 30, 2002            September 30, 2001

                                                          Shares         Amount           Shares        Amount

Class A Shares
Shares sold .......................................      5,830,978    $ 74,915,518       3,462,215    $ 43,097,047
Shares issued to shareholders in
         reinvestment of dividends ................        308,530       3,936,572         272,919       3,382,574
Shares repurchas                                        (2,644,186)    (33,714,285)     (2,766,797)    (34,245,812)

Net Increase ......................................      3,495,322    $ 45,137,805         968,337    $ 12,233,809


Class C Shares
Shares sold .......................................      1,809,321    $ 23,357,218         663,591    $  8,342,934
Shares issued to shareholders in
         reinvestment of dividends ................         49,185         632,519          24,643         308,091
Shares repurchased ................................       (556,607)     (7,114,178)       (120,986)     (1,512,070)

Net Increase ......................................      1,301,899    $ 16,875,559         567,248    $  7,138,955

Class I Shares
Shares sold .......................................        405,851    $  5,212,897         106,387    $  1,323,732
Shares issued to shareholders in
         reinvestment of dividends ................         15,459         197,119          16,533         204,801
Shares repurchased ................................       (209,432)     (2,669,910)       (127,740)     (1,580,686)

Net Increase (Decrease) ...........................        211,878    $  2,740,106          (4,820)   $    (52,153)



Note  4- Shares of Beneficial Interest ...continued



Income Fund

                                                               Year Ended                        Year Ended
                                                          September 30, 2002                September 30, 2001

                                                           Shares         Amount          Shares         Amount

Class A Shares
Shares sold .......................................      4,883,164    $ 60,723,116       2,730,471    $ 33,468,246
Shares issued to shareholders in
         reinvestment of dividends ................        216,337       2,686,604         123,370       1,510,486
Shares repurchased ................................     (1,375,041)    (17,008,985)     (1,038,743)    (12,611,552)

Net Increase ......................................      3,724,460    $ 46,400,735       1,815,098    $ 22,367,180

Class C Shares
Shares sold .......................................      1,608,495    $ 19,981,690         709,009    $  8,730,430
Shares issued to shareholders in
         reinvestment of dividends ................         57,332         707,055          32,157         392,897
Shares repurchased ................................       (510,378)     (6,349,285)       (139,019)     (1,694,723)

Net Increase ......................................      1,155,449    $ 14,339,460         602,147    $  7,428,604

Class I Shares
Shares sold .......................................      1,845,923    $ 22,978,197       1,039,294    $ 12,687,299
Shares issued to shareholders in
         reinvestment of dividends ................         96,298       1,197,933          66,885         819,280
Shares repurchas                                          (806,185)    (10,006,123)       (186,922)     (2,279,294)

Net Increase ......................................      1,136,036    $ 14,170,007         919,257    $ 11,227,285

Note 5 - Securities Transactions
For the year ended September 30, 2002, portfolio purchase and sale transactions (excluding short-term securities) were $80,406,261 and $6,038,531 for the Government Fund and $99,057,307 and $26,604,890 for the Income Fund, respectively.

Note 6 - Income Taxes
At September 30, 2002, information on the tax components of capital is as follows:
                                      Government Fund    Income Fund
Cost of investments
for tax purpose ....................   $ 176,045,791    $ 160,560,734

Gross tax unrealized
appreciation .......................      12,737,874       10,636,593

Gross tax unrealized
depreciation .......................          (1,362)      (1,753,257)

Net tax unrealized
appreciation on investments ........   $  12,736,512    $   8,883,336

Undistributed ordinary
income .............................   $     141,797    $      99,656

 At September 30, 2002, the Government Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

         2003     $        4,647,000
         2004              2,026,000
         2008                 17,000
         2009              1,161,000
         2010                 14,000
                  $        7,865,000

 At September 30, 2002, the Income Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

         2003     $          588,000
         2004                226,000
         2008                498,000
         2009                650,000
         2010                309,000
                  $        2,271,000

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gains distributions may be reduced to the extent provided by regulations.

At September 30, 2002, the Government Fund and Income Fund had deferred capital losses occurring subsequent to October 31, 2001, of $64,175 and $917,963 respectively. For tax purposes such losses will be reflected in the year ending September 30, 2003.

Financial highlights

Thornburg Limited Term U.S. Government Fund
                                                                            Year Ended September 30,

                                                           2002          2001          2000           1999            1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............  $       12.77  $       12.03  $        12.06  $       12.66    $     12.31

Income from investment operations:
         Net investment income ...................           0.58           0.67            0.68           0.66           0.69
         Net realized and unrealized
            gain (loss) on investments ...........           0.50           0.74           (0.03)         (0.60)          0.35

Total from investment operations .................           1.08           1.41            0.65           0.06           1.04
Less dividends from:
         Net investment income ...................          (0.58)         (0.67)          (0.68)         (0.66)         (0.69)

Change in net asset value ........................           0.50           0.74           (0.03)         (0.60)          0.35

Net asset value, end of year .....................  $       13.27  $       12.77  $        12.03  $       12.06   $      12.66

Total return (a) ......................................     8.75%         12.02%           5.58%          0.48%           8.75%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ....................         4.53%          5.39%           5.69%          5.33%           5.61%
         Expenses, after expense reductions .......         0.93%(b)       0.99%           0.98%          0.95%           0.97%
         Expenses, before expense reductions ......         0.93%          0.99%           0.99%          0.95%           0.97%

Portfolio turnover rate ...........................         4.34%         15.23%          19.66%         19.39%          29.77%
Net assets
at end of year (000) ..............................  $    155,864  $     105,348  $       87,616  $     113,215     $   129,312

(a) Sales loads are not reflected in computing total return.
(b) Ratio reflects expenses grossed up for custody credit arrangement.
    The ratio of expenses to average net assets after expense reductions and net of custody credits would have been 0.92%



                                                                                    Year Ended September 30,

                                                            2002            2001           2000            1999         1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $       12.85  $       12.10  $        12.12  $       12.71    $   12.37

Income from investment operations:
         Net investment income ...................            0.54           0.62            0.63           0.60         0.64
         Net realized and unrealized
            gain (loss) in investments ...........            0.50           0.75           (0.02)         (0.59)        0.34

Total from investment operations .................            1.04           1.37            0.61           0.01         0.98
Less dividends from:
         Net investment income ...................           (0.54)         (0.62)          (0.63)         (0.60)       (0.64)

Change in net asset value ........................            0.50           0.75           (0.02)         (0.59)        0.34

Net asset value, end of year .....................   $       13.35  $       12.85  $        12.10  $       12.12   $    12.71

Total return .....................................            8.33%         11.60%           5.23%          0.13%        8.19%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .........................     4.13%          4.89%           5.26%          4.88%         5.16%
         Expenses, after expense reductions ............     1.28%(a)       1.41%           1.40%          1.40%         1.40%
         Expenses, before expense reductions ...........     1.78%          2.01%           2.11%          1.98%         2.20%

Portfolio turnover rate ................................     4.34%         15.23%          19.66%         19.39%         29.77%
Net assets
at end of year (000) ..........................     $        30,587 $      12,704  $       5,098   $       7,516     $   6,445

(a) Ratio reflects expenses grossed up for custody credit arrangement.
    The ratio of expenses to average net assets after expense reductions and net of custody credits would have been 1.27%


                                                                                  Year Ended September 30,

                                                              2002            2001           2000            1999         1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $       12.77  $       12.03  $        12.05  $       12.65    $      12.31

Income from investment operations:
         Net investment income ...................            0.62           0.72            0.72           0.70            0.74
         Net realized and unrealized
            gain (loss) on investments ...........            0.50           0.74           (0.02)         (0.60)           0.34

Total from investment operations .................            1.12           1.46            0.70           0.10            1.08
Less dividends from:
         Net investment income ...................           (0.62)         (0.72)          (0.72)         (0.70)          (0.74)

Change in net asset value ........................             .50           0.74           (0.02)         (0.60)           0.34

Net asset value, end of year .....................   $       13.27  $       12.77  $        12.03  $       12.05    $      12.65

Total return .....................................            9.11%         12.45%           6.07%          0.82%           9.06%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...................            4.86%          5.79%           6.06%          5.69%           6.01%
         Expenses, after expense reductions                   0.61%(a)       0.61%           0.60%          0.60%           0.60%
         Expenses, before expense reductions                  1.04%          1.21%           1.08%          1.06%           1.18%

Portfolio turnover rate ..............................        4.34%         15.23%          19.66%         19.39%          29.77%
Net assets
at end of year (000) ................................  $      6,960  $      3,992   $       3,819   $       5,612     $    2,250

(a) Ratio reflects expenses grossed up for custody credit arrangement.
    The ratio of expenses to average net assets after expense reductions and net of custody credits would have been 0.60%


                                                                                    Year Ended September 30,

                                                              2002            2001           2000            1999         1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................$       12.55  $       11.89  $        11.93  $       12.50     $   12.37

Income from investment operations:
         Net investment income .......................         0.61           0.73            0.73           0.69          0.72
         Net realized and unrealized
            gain (loss) on investments ...............         0.24           0.66           (0.04)         (0.57)         0.13

Total from investment operations .....................         0.85           1.39            0.69           0.12          0.85
Less dividends from:
         Net investment income .......................        (0.61)         (0.73)          (0.73)         (0.64)        (0.72)
         Return of capital ...........................          --              --             --           (0.05)          --

Change in net asset value ............................         0.24           0.66           (0.04)         (0.57)         0.13

Net asset value, end of year .........................$       12.79  $       12.55  $        11.89  $       11.93     $   12.50

Total return (a) .....................................         7.05%         12.05%           6.05%          1.02%         7.08%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................         4.88%          5.94%           6.21%          5.68%         5.81%
         Expenses, after expense reductions ..........         0.99%          1.00%           0.99%          0.99%         1.00%
         Expenses, before expense reductions .........         1.10%          1.16%           1.21%          1.19%         1.22%

Portfolio turnover rate ..............................        21.63%         20.54%          59.46%         48.50%        41.01%
Net assets
at end of year (000) .................................$      104,710  $     56,036   $       31,520   $     41,050    $   35,866

(a) Sales loads are not reflected in computing total return.


                                                                                   Year Ended September 30,

                                                               2002            2001           2000            1999         1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...................$       12.53  $       11.87  $        11.91   $      12.47       $   12.34

Income from investment operations:
         Net investment income .......................         0.56           0.68            0.68           0.64            0.66
         Net realized and unrealized
         gain (loss) in investments ..................         0.24           0.66           (0.04)         (0.56)           0.13

Total from investment operations .....................         0.80           1.34            0.64           0.08            0.79
Less dividends from:
         Net investment income .......................        (0.56)         (0.68)          (0.68)         (0.59)          (0.66)
         Return of capital ...........................          --             --             --            (0.05)            --

Change in net asset value ............................         0.24           0.66           (0.04)         (0.56)           0.13

Net asset value, end of year .........................$       12.77  $       12.53  $        11.87  $       11.91       $   12.47

Total return .........................................         6.63%         11.61%           5.62%          0.68%           6.65%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................         4.45%          5.52%           5.81%          5.28%           5.40%
         Expenses, after expense reductions ..........         1.39%          1.41%           1.40%          1.40%           1.40%
         Expenses, before expense reductions .........         1.93%          2.13%           2.26%          2.22%           2.30%

Portfolio turnover rate ..............................        21.63%         20.54%          59.46%         48.50%          41.10%
Net assets
at end of year (000) ................................  $      30,258   $     15,219  $       7,272   $       7,528     $    7,147



                                                                     Year Ended September 30,

                                                              2002            2001           2000            1999         1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................$       12.55  $       11.90  $        11.93  $       12.50    $    12.36

Income from investment operations:
         Net investment income .......................         0.65           0.77            0.77           0.73          0.75
         Net realized and unrealized
         gain (loss) on investments ..................         0.24           0.65           (0.03)         (0.57)         0.14

Total from investment operations .....................         0.89           1.42            0.74           0.16          0.89
Less dividends from:
         Net investment income .......................        (0.65)         (0.77)          (0.77)         (0.68)        (0.75)
         Return of capital ...........................          --             --             --            (0.05)          --

Change in net asset value ............................         0.24           0.65           (0.03)         (0.57)         0.14

Net asset value, end of year .........................$       12.79  $       12.55  $        11.90  $       11.93    $     12.50

Total return .........................................         7.38%         12.29%           6.46%          1.32%         7.49%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income .......................         5.19%          6.24%           6.54%          5.99%         6.10%
         Expenses, after expense reductions ..........         0.69%          0.70%           0.69%          0.69%         0.69%
         Expenses, before expense reductions .........         0.78%          0.89%           1.00%          1.01%         1.19%

Portfolio turnover rate ..............................        21.63%         20.54%          59.46%         48.50%         41.01%
Net assets
at end of year (000) .................................$       39,281 $        24,298$        12,094   $       9,928     $  7,768


Schedule of Investments
Thornburg Limited Term U.S. Government Fund
September 30, 2002
NASDAQ SYMBOLS:  CLASS A - LTUSX, CLASS C - LTUCX  (PROPOSED), CLASS I - LTUIX  (PROPOSED)
                U.S. Government Agencies (40.80%)
   900,000       Federal Agricultural Mortgage Corp., 5.86% due 3/3/2006                                               $993,240
 1,000,000       Federal Agricultural Mortgage Corp. Medium Term Note, 8.07% due 7/17/2006                            1,186,591
   200,000       Federal Farm Credit Bank Consolidated MTNS, 5.35% due 12/11/2008                                       219,178
   300,000       Federal Farm Credit Bank Consolidated MTNS, 5.80% due 3/19/2009                                        336,201
   265,000       Federal Home Loan Bank, 6.55% due 3/7/2005                                                             291,930
   100,000       Federal Home Loan Bank, 6.345% due 11/1/2005                                                           111,546
    95,000       Federal Home Loan Bank, 5.355% due 11/29/2005                                                           95,550
   225,000       Federal Home Loan Bank, 5.24% due 12/7/2005                                                            243,360
   100,000       Federal Home Loan Bank, 6.09% due 6/2/2006                                                             111,433
 1,000,000       Federal Home Loan Bank, 6.37% due 9/26/2007                                                          1,147,130
   475,000       Federal Home Loan Bank, 6.075% due 1/2/2008                                                            539,039
 2,050,000       Federal Home Loan Bank, 5.98% due 6/18/2008                                                          2,322,486
   570,000       Federal Home Loan Bank, 5.015% due 10/8/2008                                                           614,677
   225,000       Federal Home Loan Bank, 5.53% due 11/24/2008                                                           249,345
 1,465,000       Federal Home Loan Bank, 5.67% due 2/26/2009                                                          1,635,321
 3,000,000       Federal Home Loan Bank, 5.70% due 3/3/2009                                                           3,355,950
 3,000,000       Federal Home Loan Bank, 5.985% due 4/9/2009                                                          3,406,620
 1,700,000       Federal Home Loan Mortgage Corp., 5.125% due 3/11/2008                                               1,720,774
   196,047       Federal Home Loan Mortgage Corp., Pool # 141016, 9.25% due 11/1/2016                                   218,373
   497,593       Federal Home Loan Mortgage Corp., Pool # 141412, 8.50% due 4/1/2017                                    541,645
    58,158       Federal Home Loan Mortgage Corp., Pool # 160043, 8.75% due 4/1/2008                                     62,290
    67,243       Federal Home Loan Mortgage Corp., Pool # 181730, 8.50% due 5/1/2008                                     71,865
     6,558       Federal Home Loan Mortgage Corp., Pool # 200075, 9.00% due 9/1/2004                                      6,695
    65,977       Federal Home Loan Mortgage Corp., Pool # 252986, 10.75% due 4/1/2010                                    74,072
    58,239       Federal Home Loan Mortgage Corp., Pool # 256764, 8.75% due 10/1/2014                                    61,790
    86,945       Federal Home Loan Mortgage Corp., Pool # 260486, 9.00% due 1/1/2010                                     93,483
   324,466       Federal Home Loan Mortgage Corp., Pool # 273822, 8.50% due 4/1/2009                                    344,868
   107,026       Federal Home Loan Mortgage Corp., Pool # 291880, 8.25% due 5/1/2017                                    115,372
    72,232       Federal Home Loan Mortgage Corp., Pool # 294817, 9.75% due 1/1/2017                                     81,958
    30,791       Federal Home Loan Mortgage Corp., Pool # 298107, 10.25% due 8/1/2017                                    35,379
   145,022       Federal Home Loan Mortgage Corp., Pool # 770297, 5.125% (adjustable rate) due 6/1/2018                 148,332
   256,901       Federal Home Loan Mortgage Corp., Pool # C90041, 6.50% due 11/1/2013                                   269,615
    82,568       Federal Home Loan Mortgage Corp., Pool # D06907, 9.00% due 4/1/2017                                     87,518
    40,524       Federal Home Loan Mortgage Corp., Pool # D06908, 9.50% due 9/1/2017                                     44,358
   435,171       Federal Home Loan Mortgage Corp., Pool # D37120, 7.00% due 7/1/2023                                    457,313
   238,592       Federal Home Loan Mortgage Corp., Pool # E00107, 8.00% due 7/1/2007                                    251,557
   190,426       Federal Home Loan Mortgage Corp., Pool # E49074, 6.50% due 7/1/2008                                    200,484
   256,848       Federal Home Loan Mortgage Corp., Pool # E61778, 6.50% due 4/1/2008                                    268,467
    46,708       Federal Home Loan Mortgage Corp., Pool # E65962, 7.00% due 5/1/2008                                     48,540
   202,390       Federal Home Loan Mortgage Corp., Pool # M80406, 7.00% due 1/1/2003                                    203,363
 1,000,000       Federal Home Loan Mortgage Corp. CMO Series 1464 Class G, 7.25% due 12/15/2021                       1,008,750
    78,411       Federal Home Loan Mortgage Corp. CMO Series 1586 Class FA, 3.28% (adjustable rate) due 8/15/2007        78,558
   300,000       Federal National Mortgage Association, 5.51% due 4/17/2006                                             305,691
   263,237       Federal National Mortgage Association, Pool # 008307, 8.00% due 5/1/2008                               282,130
    57,277       Federal National Mortgage Association, Pool # 019535, 10.25% due 7/1/2008                               62,600
   239,938       Federal National Mortgage Association, Pool # 033356, 9.25% due 8/1/2016                               264,786
    11,661       Federal National Mortgage Association, Pool # 040526, 9.25% due 1/1/2017                                12,441
   246,954       Federal National Mortgage Association, Pool # 044003, 8.00% due 6/1/2017                               268,054
   206,467       Federal National Mortgage Association, Pool # 050811, 7.50% due 12/1/2012                              219,409
   443,316       Federal National Mortgage Association, Pool # 050832, 7.50% due 6/1/2013                               471,440
     1,409       Federal National Mortgage Association, Pool # 058816, 9.25% due 12/1/2002                                1,419
    40,617       Federal National Mortgage Association, Pool # 064011, 9.25% due 7/1/2003                                41,558
   166,583       Federal National Mortgage Association, Pool # 076388, 9.25% due 9/1/2018                               183,829
    67,980       Federal National Mortgage Association, Pool # 077725, 9.75% due 10/1/2018                               75,389
   669,394       Federal National Mortgage Association, Pool # 100286, 7.50% due 8/1/2009                               719,130
    82,472       Federal National Mortgage Association, Pool # 112067, 9.50% due 10/1/2016                               92,499
   202,712       Federal National Mortgage Association, Pool # 156156, 8.50% due 4/1/2021                               219,346
   238,352       Federal National Mortgage Association, Pool # 190555, 7.00% due 1/1/2014                               251,950
   204,615       Federal National Mortgage Association, Pool # 190703, 7.00% due 3/1/2009                               216,906
   450,396       Federal National Mortgage Association, Pool # 190836, 7.00% due 6/1/2009                               477,452
   311,106       Federal National Mortgage Association, Pool # 250387, 7.00% due 11/1/2010                              329,477
   302,988       Federal National Mortgage Association, Pool # 250481, 6.50% due 11/1/2015                              317,373
   228,333       Federal National Mortgage Association, Pool # 251258, 7.00% due 9/1/2007                               242,040
   538,304       Federal National Mortgage Association, Pool # 251759, 6.00% due 5/1/2013                               562,071
 1,012,574       Federal National Mortgage Association, Pool # 252648, 6.50% due 5/1/2022                             1,057,228
   354,472       Federal National Mortgage Association, Pool # 252787, 7.00% due 8/1/2006                               366,805
   362,442       Federal National Mortgage Association, Pool # 303383, 7.00% due 12/1/2009                              384,199
   377,097       Federal National Mortgage Association, Pool # 312663, 7.50% due 6/1/2010                               401,209
   597,962       Federal National Mortgage Association, Pool # 323706, 7.00% due 2/1/2009                               633,857
   399,150       Federal National Mortgage Association, Pool # 334996, 7.00% due 2/1/2011                               422,720
 1,134,576       Federal National Mortgage Association, Pool # 342947, 7.25% due 4/1/2024                             1,204,637
   130,575       Federal National Mortgage Association, Pool # 345775, 8.50% due 12/1/2024                              141,291
   239,702       Federal National Mortgage Association, Pool # 373942, 6.50% due 12/1/2008                              252,389
 1,895,593       Federal National Mortgage Association, Pool # 380488, 6.10% due 7/1/2008                             2,116,904
 2,857,624       Federal National Mortgage Association, Pool # 380633, 6.18% due 9/1/2008                             3,207,115
 1,765,541       Federal National Mortgage Association, Pool # 381146, 6.04% due 1/1/2009                             1,974,051
   269,678       Federal National Mortgage Association, Pool # 382321, 7.60% due 4/1/2010                               323,790
   910,623       Federal National Mortgage Association, Pool # 382450, 7.86% due 6/1/2010                             1,078,806
 1,338,571       Federal National Mortgage Association, Pool # 382616, 7.40% due 8/1/2010                             1,540,615
 1,082,738       Federal National Mortgage Association, Pool # 382709, 7.40% due 8/1/2008                             1,227,890
   592,413       Federal National Mortgage Association, Pool # 382712, 7.15% due 6/1/2004                               622,958
   345,675       Federal National Mortgage Association, Pool # 382926, 7.615% due 12/1/2010                             398,609
 3,577,849       Federal National Mortgage Association, Pool # 383363, 6.235% due 3/1/2011                            3,888,692
 1,832,517       Federal National Mortgage Association, Pool # 383849, 6.871% due 8/1/2011                            2,032,957
 1,069,616       Federal National Mortgage Association, Pool # 384193, 6.375% due 9/1/2011                            1,166,556
   636,801       Federal National Mortgage Association, Pool # 384243, 6.303% due 10/1/2011                             682,173
 1,495,790       Federal National Mortgage Association, Pool # 385263, 5.41% due 11/1/2006                            1,512,617
    79,048       Federal National Mortgage Association, Pool # 400569, 6.00% due 4/1/2009                                80,661
   593,617       Federal National Mortgage Association, Pool # 406384, 8.25% due 12/1/2024                              639,503
 3,000,000       Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006                            3,165,930
   391,000       Federal National Mortgage Association Benchmark Note, 5.125% due 2/13/2004                             408,751
   850,000       Federal National Mortgage Association CMO Series 1992-22 Class HC, 7.00% due 3/25/2007                 914,014
   750,000       Federal National Mortgage Association CMO Series 1993-101 Class PJ, 7.00% due 6/25/2008                843,983
 1,000,000       Federal National Mortgage Association CMO Series 1993-112 Class EC, 7.00% due 1/25/2011              1,093,120
   837,036       Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00% due 3/25/2023                  887,517
 1,467,225       Federal National Mortgage Association CMO Series 1993-35 Class G, 6.50% due 11/25/2006               1,586,892
   283,802       Government National Mortgage Association, Pool # 000623, 8.00% due 9/20/2016                           307,306
   261,113       Government National Mortgage Association, Pool # 016944, 7.50% due 5/15/2007                           276,062
    78,682       Government National Mortgage Association, Pool # 296697, 9.50% due 10/15/2005                           84,065
   127,806       Government National Mortgage Association, Pool # 306636, 8.25% due 12/15/2006                          137,026
   585,861       Government National Mortgage Association, Pool # 313403, 6.80% due 5/20/2023                           614,308
   726,046       Government National Mortgage Association, Pool # 357090, 6.80% due 4/20/2025                           760,001
    15,456       Government National Mortgage Association, Pool # 362865, 8.00% due 7/15/2003                            15,644
   469,647       Government National Mortgage Association, Pool # 369693, 7.00% due 1/15/2009                           502,635
   266,860       Government National Mortgage Association, Pool # 409921, 7.50% due 8/15/2010                           287,411
   186,955       Government National Mortgage Association, Pool # 410240, 7.00% due 12/15/2010                          199,939
   266,955       Government National Mortgage Association, Pool # 410271, 7.50% due 8/15/2010                           287,513
   286,778       Government National Mortgage Association, Pool # 410846, 7.00% due 12/15/2010                          306,695
   243,880       Government National Mortgage Association, Pool # 430150, 7.25% due 12/15/2026                          258,883
   521,175       Government National Mortgage Association, Pool # 447040, 7.75% due 5/15/2027                           559,085
   430,733       Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/2017                           454,682
   138,462       Government National Mortgage Association, Pool # 780063, 7.00% due 9/15/2008                           148,127
   581,278       Government National Mortgage Association, Pool # 780448, 6.50% due 8/15/2011                           614,946
   200,000       Government National Mortgage Association Guaranteed Remic Trust Series 1998-10, Class CG, 6.50%        203,686
                 due 8/20/2022
 2,000,000       Private Export Funding Corp. Secured Note Series M, 5.34% due 3/15/2006                              2,173,914
 1,000,000       Private Export Funding Corp. Secured Note Series P, 5.685% due 5/15/2012                             1,104,532
 2,094,561       United States Government General Services, 7.62% due 9/15/2010                                       2,482,054

                 Total U.S. Government Agencies (Cost $70,446,192)                                                   77,008,959

                 United States Treasury (59.20%)
 5,573,750       United States Treasury Inflation Indexed Notes, 3.625% due 1/15/2008                                 6,148,515
12,417,000       United States Treasury Inflation Indexed Notes, 3.50% due 1/15/2011                                 13,763,375
10,142,400       United States Treasury Inflation Indexed Notes, 3.375% due 1/15/2012                                11,218,407
 4,100,000       United States Treasury Notes, 6.25% due 2/15/2003                                                    4,171,586
 5,500,000       United States Treasury Notes, 3.875% due 7/31/2003                                                   5,610,605
 1,500,000       United States Treasury Notes, 5.75% due 8/15/2003                                                    1,555,890
 7,750,000       United States Treasury Notes, 7.25% due 5/15/2004                                                    8,450,833
 3,700,000       United States Treasury Notes, 7.25% due 8/15/2004                                                    4,080,397
 4,900,000       United States Treasury Notes, 6.50% due 5/15/2005                                                    5,474,574
 4,500,000       United States Treasury Notes, 6.50% due 8/15/2005                                                    5,065,110
 4,000,000       United States Treasury Notes, 5.75% due 11/15/2005                                                   4,442,800
 3,000,000       United States Treasury Notes, 5.625% due 2/15/2006                                                   3,337,710
 5,500,000       United States Treasury Notes, 4.625% due 5/15/2006                                                   5,952,870
 2,000,000       United States Treasury Notes, 7.00% due 7/15/2006                                                    2,336,780
 9,000,000       United States Treasury Notes, 4.375% due 5/15/2007                                                   9,713,970
 4,000,000       United States Treasury Notes, 6.125% due 8/15/2007                                                   4,635,000
 4,200,000       United States Treasury Notes, 6.00% due 8/15/2009                                                    4,917,738
 1,000,000       United States Treasury Notes, 5.75% due 8/15/2010                                                    1,162,300
 1,000,000       United States Treasury Notes, 5.00% due 2/15/2011                                                    1,110,850
 8,013,040       United States Treasury Notes, 3.00% due 7/15/2012                                                    8,624,034

                 Total United States Treasury (Cost $105,599,599)                                                   111,773,344

                 TOTAL INVESTMENTS  (100%) (Cost $176,045,791)                                                    $ 188,782,303
                 *Treasury Inflation protection bond.
                 See notes to financial statements.



Schedule of Investments
Thornburg Limited Term Income Fund
CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX  (PROPOSED), CLASS I - THIIX
U.S. TREASURY SECURITIES - 12.00%
5,573,750         United States Treasury Inflation Indexed Notes, 3.625% due 1/15/2008 x            Aaa/AAA         $6,148,515
2,028,480         United States Treasury Inflation Indexed Notes, 3.375% due 1/15/2012 x            Aaa/AAA         2,243,681
100,000           United States Treasury Notes, 6.25% due 2/15/2003                                 Aaa/AAA         101,746
1,100,000         United States Treasury Notes, 6.50% due 5/15/2005                                 Aaa/AAA         1,228,986
4,500,000         United States Treasury Notes, 4.625% due 5/15/2006                                Aaa/AAA         4,870,530
1,500,000         United States Treasury Notes, 4.75% due 11/15/2008                                Aaa/AAA         1,647,360
2,500,000         United States Treasury Notes, 5.75% due 8/15/2010                                 Aaa/AAA         2,905,750
1,000,000         United States Treasury Notes, 5.00% due 2/15/2011                                 Aaa/AAA         1,110,850

                  Total U.S. Treasury Securities                                                    20,257,418

U. S. GOVERNMENT AGENCIES - 4.70%
350,000           Export Funding Trust Series 1994-A Pass Through Certificate, 7.89% due 2/15/2005  Aaa/AAA         376,918
500,000           Federal Agricultural Mortgage Corp., 4.85% due 11/4/2003                          Aaa/AAA         517,235
200,000           Federal Farm Credit Bank, 5.96% due 6/16/2008                                     Aaa/AAA         225,936
100,000           Federal Home Loan Bank, 5.38% due 11/24/2003                                      Aaa/AAA         104,154
50,000            Federal Home Loan Bank, 6.00% due 8/25/2005                                       Aaa/AAA         55,114
500,000           Federal Home Loan Bank, 5.833% due 1/23/2008                                      Aaa/AAA         561,660
75,000            Federal Home Loan Bank, 5.785% due 4/14/2008                                      Aaa/AAA         84,076
75,000            Federal Home Loan Bank, 5.365% due 12/11/2008                                     Aaa/AAA         82,429
85,000            Federal Home Loan Bank, 5.985% due 4/9/2009                                       Aaa/AAA         96,521
300,000           Federal Home Loan Mortgage Corp., 5.835% due 7/15/2008                            Aaa/AAA         337,599
250,000           Federal Home Loan Mortgage Corp., 5.085% due 10/7/2008                            Aaa/AAA         270,540
200,000           Federal Home Loan Mortgage Corp., 5.038% due 10/14/2008                           Aaa/AAA         215,908
37,905            Federal Home Loan Mortgage Corp., 850082, 9.00% due 10/1/2005                     Aaa/AAA         39,868
350,000           Federal National Mortgage Association, 5.08% due 3/26/2007                        Aaa/AAA         355,341
201,593           Federal National Mortgage Association, 020155, 7.491% due 8/1/2014                Aaa/AAA         210,935
476,494           Federal National Mortgage Association, 073780, 6.87% due 11/1/2003                Aaa/AAA         488,757
390,756           Federal National Mortgage Association, 190534, 6.00% due 12/1/2008                Aaa/AAA         410,649
91,905            Federal National Mortgage Association, 297033, 8.00% due 12/1/2009                Aaa/AAA         98,291
238,255           Federal National Mortgage Association, 303777, 7.00% due 3/1/2011                 Aaa/AAA         252,324
591,337           Federal National Mortgage Association, 382398, 8.00% due 5/1/2011                 Aaa/AAA         698,517
1,232,960         Federal National Mortgage Association, 383398, 6.42% due 4/1/2011                 Aaa/AAA         1,397,793
800,000           Federal National Mortgage Association, 460568, 5.20% due 12/1/2006                Aaa/AAA         844,248
146,175           Government National Mortgage Association, 003007, 8.50% due 11/20/2015            Aaa/AAA         161,308
44,343            Government National Mortgage Association, 827148, 5.375% due 2/20/2024            Aaa/AAA         45,658

                  Total U. S. Government Agencies                                                                   7,931,779

ASSET BACKED SECURITIES - 1.80%
300,000           Associates Credit Card Master Note Series 2000-2 Asset Backed Class-A,
                  1.92% due 9/18/2006                                                               Aaa/AAA         300,186
1,273,007         Associates Manufactured Housing Trust 1996-1 A5, 7.60% due 3/15/2027              Aaa/AAA         1,373,810
350,000           Centex Home Equity Series 2001-A A3, 5.93% due 11/24/2025                         Aaa/AAA         361,695
250,000           Chase Credit Card Owner Trust 2001-5 A, 1.923% due 2/15/2007                      Aaa/AAA         250,232
50,626            Chase Funding Loan Acquisition Trust 2001- C2 IA 1, 1.00% due 8/25/2014           Aaa/AAA         50,625
157,917           Chase Mortgage Finance Trust 1999-S9 A3, 6.25% due 7/25/2014                      NA/AAA          172,327
334,944           Household Automotive Trust V 2000-2 A3, 7.34% due 11/17/2004                      Aaa/AAA         340,861
199,770           UCFC Loan Trust 1998-C A4, 5.96% due 5/15/2020                                    Aaa/AAA         201,295

                  Total Asset Backed Securities                                                                     3,051,031

CORPORATE BONDS - 60.90%
AIR TRAVEL
217,715           Continental Airlines Pass Through Certificate Series 1997 4 Class 4A, 6.90%
                  due 1/2/2018                                                                      Baa1/AA-        200,115
437,325           Delta Air Lines Inc. EETC Series 2001-1 Class A, 6.619% due 3/18/2011             A3/AA+          449,291
137,200           Northwest Airlines 1999-2 Class A, 7.575% due 3/1/2019                            A3/AA-          141,496
412,000           Southwest Airlines Co., 7.875% due 9/1/2007                                       Baa1/A          475,970
695,745           US Air Inc. EETC, 7.50% due 4/15/2008                                             Ba3/B+          461,196
70,000            US Air Inc. EETC, 8.02% due 2/5/2019                                              Aaa/AAA         73,084

                                                                                                                  1,801,152
BANKS
400,000           Capital One Bank Senior Notes, 6.70% due 5/15/2008                                Baa2/BBB-       358,560
700,000           HSBC USA Inc., 8.375% due 2/15/2007                                               A2/A+           829,548
500,000           KeyCorp, 8.00% due 7/1/2004                                                       A3/BBB+         543,781
1,000,000         Mercantile Bancorp, 7.30% due 6/15/2007                                           A1/A-           1,155,020
250,000           Nations Bank Corp. Medium Term Note, 7.23% due 8/15/2012                          Aa2/A+          296,686
500,000           Northern Trust Co. Bank Medium Term Note, 6.25% due 6/2/2008                      A1/A+           562,259
95,000            PNC Funding Corp., 6.875% due 7/15/2007                                           A3/BBB+         105,811
385,000           US Bank Minnesota, 5.625% due 11/30/2005                                          Aa2/A+          419,171
400,000           US Bank Minnesota, 6.30% due 7/15/2008                                            A1/A            456,383

                                                                                                                  4,727,219
CHEMICALS
75,000            Chevron Phillips Chemical, 5.375% due 6/15/2007                                   Baa1/BBB+       79,342
500,000           Chevron Phillips Chemical, 7.00% due 3/15/2011                                    Baa1/BBB+       560,531
1,400,000         Chevrontexaco Capital Co., 3.50% due 9/17/2007                                    Aa2/AA          1,421,120
350,000           Dow Chemical Co., 5.75% due 12/15/2008                                            A3/A            368,038
200,000           Du Pont E I De Nemours & Co., 8.25% due 9/15/2006                                 Aa3/AA-         238,624
400,000           Hoechst Celanese Corp., 6.125% due 2/1/2004                                       Baa2/NR         418,090
200,000           Hoechst Celanese Corp., 7.125% due 3/15/2009                                      Baa2/A+         219,292
635,000           Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                                  A2/A+           667,558

                                                                                                                  3,972,595
COMMERCIAL SERVICES
890,000          Aramark Services Inc., 6.75% due 8/1/2004                                          Baa3/BBB-       927,337
250,000          Aramark Services Inc., 7.00% due 7/15/2006                                         Baa3/BBB-       265,658

COMPUTERS & BUSINESS EQUIPMENT
275,000          Computer Associates International Inc., 6.25% due 4/15/2003                        Baa2/BBB+       270,875
350,000          Computer Sciences Corp., 6.75% due 6/15/2006                                       A2/A            375,251
300,000          Computer Sciences Corp., 6.25% due 3/15/2009                                       A2/A            312,319
1,317,000        Computer Sciences Corp., 7.375% due 6/15/2011                                      A2/A            1,432,602
250,000          Electronic Data Systems, 6.85% due 10/15/2004                                      A1/A            237,023
900,000          First Data Corp., 5.625% due 11/1/2011                                             A1/A+           959,925
500,000          International Business Machine, 4.875% due 10/1/2006                               A1/A+           529,629
1,000,000        International Business Machine, 4.25% due 9/15/2009                                NA/NA           995,762
1,800,000        Oracle Corp., 6.72% due 2/15/2004                                                  A3/A-           1,880,464
1,200,000        Oracle Corp., 6.91% due 2/15/2007                                                  A3/A-           1,358,071
1,950,000        Sun Microsystems Inc., 7.50% due 8/15/2006                                         Baa1/BBB+       1,944,948

                                                                                                                   10,296,869
CONSTRUCTION MATERIALS
75,000           Lafarge Corp., 6.375% due 7/15/2005                                                Baa1/BBB        80,380

CONSUMER PRODUCTS
2,000,000        Gillette Co., 4.00% due 6/30/2005                                                  Aa3/AA-         2,096,600
900,000          Nike Inc., 5.50% due 8/15/2006                                                     A2/A            975,653
300,000          Procter & Gamble Co., 4.75% due 6/15/2007                                          Aa3/AA-         322,112
2,000,000        Procter & Gamble Co., 4.30% due 8/15/2008                                          Aa3/AA-         2,095,024

                                                                                                                    5,489,389
ENERGY
850,000          Amerenenergy Generating Co., 7.75% due 11/1/2005                                   A3/BBB+         940,550
350,000          Anadarko Petroleum Inc., 6.75% due 3/15/2003                                       Baa1/BBB+       357,163
150,000          Ashland Inc., 7.83% due 8/15/2005                                                  Baa2/BBB        168,333
75,000           BJ Services Co. Note Series B, 7.00% due 2/1/2006                                  Baa2/BBB+       83,039
700,000          El Paso Corp., 7.00% due 5/15/2011                                                 Baa3/BBB        462,000
115,000          Enterprise Prods Participating LP, 7.50% due 2/1/2011                              Baa2/BBB        129,453
350,000          EOG Resources, Inc., 6.50% due 9/15/2004                                           Baa1/BBB+       363,178
350,000          EOG Resources, Inc., 6.00% due 12/15/2008                                          Baa1/BBB+       347,677
1,250,000        Kinder Morgan Energy Partners, 8.00% due 3/15/2005                                 Baa1/BBB+       1,375,444
200,000          Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007                              A3/BBB+         223,585
650,000          Murphy Oil Corp., 6.375% due 5/1/2012                                              Baa1/A-         724,667
750,000          Noram Energy Corp., 6.375% due 11/1/2003                                           Baa2/BBB        652,500
800,000          Occidental Petroleum Corp., 5.875% due 1/15/2007                                   Baa2/BBB        864,068
315,000          Occidental Petroleum Corp., 10.125% due 9/15/2009                                  Baa2/BBB        410,740
236,946          Oil Enterprises Ltd., 6.239% due 6/30/2008                                         Aaa/AAA         252,203
250,000          Phillips Petroleum Co., 8.75% due 5/25/2010                                        A3/A-           316,636
900,000          Phillips Petroleum Co., 9.375% due 2/15/2011                                       A3/A-           1,176,712
350,000          Questar Pipeline Co., 6.05% due 12/1/2008                                          A1/A+           377,948
600,000          Smith International Inc. Senior Note, 7.00% due 9/15/2007                          Baa1/BBB+       674,935
75,000           Texas Eastern Transmission Corp. Senior Note, 5.25% due 7/15/2007                  A2/NA           78,341
415,000          Transocean SedCo. Forex Inc., 6.95% due 4/15/2008                                  Baa2/A-         469,029
85,000           Transocean SedCo. Forex Inc., 6.625% due 4/15/2011                                 Baa2/A-         94,311
200,000          Union Oil Co. California, 7.90% due 4/18/2008                                      Baa2/BBB+       238,203

                                                                                                                  10,780,715
FINANCIAL SERVICES
1,000,000        Beneficial Corp., 6.80% due 7/22/2005                                              A2/A            1,018,066
75,000           Dun & Bradstreet Corp., 6.625% due 3/15/2006                                       NR/BBB+         81,603
150,000          Ford Motor Credit, 6.24% due 12/15/2004                                            A3/BBB+         148,786
175,000          General Electric Capital Corp., 7.27% due 11/27/2002                               Aaa/AAA         176,390
2,900,000        General Electric Capital Corp., 5.00% due 2/15/2007                                Aaa/AAA         3,065,222
200,000          General Electric Capital Corp., 7.75% due 6/9/2009                                 Aaa/AAA         239,226
400,000          General Electric Capital Corp., 7.375% due 1/19/2010                               Aaa/AAA         467,510
400,000          Household Finance Corp., 5.20% due 8/15/2005                                       A2/A-           391,195
100,000          Household Finance Corp., 5.90% due 5/15/2006                                       A2/A            98,864
150,000          Household Finance Corp., 7.20% due 7/15/2006                                       A2/A-           152,931
400,000          Household Finance Corp., 5.75% due 1/30/2007                                       A2/A-           389,243

                                                                                                                    6,229,036
FOOD & BEVERAGES
1,300,000        Anheuser Busch Companies Inc., 5.625% due 10/1/2010                                A1/A+           1,412,731
515,000          Coca Cola Co., 4.00% due 6/1/2005                                                  Aa3/A+          536,846
200,000          Coca Cola Co., 5.75% due 3/15/2011                                                 Aa3/A+          220,212
325,000          Conagra Inc., 7.50% due 9/15/2005                                                  Baa1/BBB+       364,624
150,000          Conagra Inc., 7.875% due 9/15/2010                                                 Baa1/BBB+       180,582
150,000          Diageo Capital, 6.00% due 3/27/2003                                                NA/NA           153,015
250,000          General Mills, 4.75% due 10/8/2003                                                 Baa2/BBB+       254,690
300,000          General Mills, 5.50% due 1/12/2009                                                 Baa2/BBB+       320,958
125,000          Grand Metropolitan Investment Corp., 0% due 1/6/2004                               A1/A+           120,894
145,000          Kellogg Co., 6.625% due 1/29/2004                                                  Baa2/BBB        152,402
1,000,000        Kellogg Co., 6.60% due 4/1/2011                                                    Baa2/BBB        1,143,098
1,000,000        Sysco. International Co. Series 144A, 6.10% due 6/1/2012                           A1/AA-          1,140,152
400,000          Wendy's International Inc., 6.35% due 12/15/2005                                   Baa1/BBB+       438,711

                                                                                                                    6,438,915
HEALTHCARE FACILITIES
1,200,000        Kaiser Foundation Hospitals, 8.75% due 8/11/2003                                   A3/A            1,235,405

HOTELS & RESTAURANTS
225,000          Hyatt Equities LLC, 9.25% due 5/15/2005                                            Baa3/BBB        245,321

INDUSTRIALS
300,000          Beckman Instruments Inc., 7.10% due 3/4/2003                                       Baa3/BBB        304,543
250,000          Caterpillar Financial Services Corp., 6.40% due 2/15/2008                          A2/A+           284,596
200,000          Cooper Industrial Inc., 5.88% due 2/20/2003                                        A3/A-           202,493
800,000          Emerson Electric Co., 5.75% due 11/1/2011                                          A2/A            862,686
400,000          Energy East Corp., 7.75% due 11/15/2003                                            Baa2/BBB        416,330
600,000          Gatx Capital Corp., 6.875% due 11/1/2004                                           Baa3/BBB        567,600
257,346          General American Railcar Corp., 6.69% due 9/20/2016                                Aa2/AA          264,745
900,000          Goodyear Tire & Rubber, 8.50% due 3/15/2007                                        Ba1/BB+         825,904
100,000          Harsco Corp., 6.00% due 9/15/2003                                                  A3/A-           103,006
1,000,000        Hubbell Inc., 6.375% due 5/15/2012                                                 A3/A+           1,120,937
200,000          Illinois Tool Works Inc., 5.75% due 3/1/2009                                       Aa3/AA-         218,360
450,000          John Deere Capital Corp., 5.125% due 10/19/2006                                    A3/A-           471,952
1,000,000        Johnson Controls Inc., 5.00% due 11/15/2006                                        A2/A-           1,036,414
2,000,000        Minnesota Mining & Manufacturing Co., 4.15% due 6/30/2005                          Aa1/AA          2,104,694
410,000          Parker Hannifin Corp., 5.65% due 9/15/2003                                         A2/A            425,055
1,000,000        Pentair Inc., 7.85% due 10/15/2009                                                 Baa3/BBB        1,145,123
900,000          Pitney Bowes Inc., 5.875% due 5/1/2006                                             Aa3/AA          978,519
900,000          Pitney Bowes Inc., 4.625% due 10/1/2012                                            Aa3/NA          899,630
875,000          Rio Tinto Finance, 5.75% due 7/3/2006                                              Aa3/A+          952,176
260,000          Textron Financial Corp., 5.95% due 3/15/2004                                       A3/A-           270,612
1,500,000        Valassis Communications, 6.625% due 1/15/2009                                      Baa3/BBB-       1,641,933
75,000           Waste Management Inc., 7.70% due 10/1/2002                                         Ba1/BBB         75,000
350,000          Waste Management Inc., 6.50% due 11/15/2008                                        Ba1/BBB         358,654
725,000          Waste Management Inc., 6.875% due 5/15/2009                                        Ba1/BBB         736,902
500,000          Waste Management Inc., 7.375% due 8/1/2010                                         Ba1/BBB         526,625
165,000          WMX Technologies Inc., 6.375% due 12/1/2003                                        Ba1/BBB         165,692
1,010,000        WMX Technologies Inc., 7.00% due 5/15/2005                                         Ba1/BBB         1,061,880
450,000          WMX Technologies Inc., 7.00% due 10/15/2006                                        Ba1/BBB         471,132

                                                                                                                    18,493,193
INSURANCE
800,000          AIG Sunamerica Global Financing IX, 5.10% due 1/17/2007                            Aaa/AAA         846,183
900,000          Allstate Corp., 5.375% due 12/1/2006                                               A1/A+           964,088
200,000          AON Corp., 6.90% due 7/1/2004                                                      Baa1/A-         204,059
855,000          Manufacturers Life Insurance Co., 7.875% due 4/15/2005                             A1/AA-          948,270
450,000          Metlife Inc., 5.25% due 12/1/2006                                                  A2/A            474,721
800,000          Old Republic International Corp., 7.00% due 6/15/2007                              Aa3/A+          894,575
700,000          Principal Financial Group Australia, 8.20% due 8/15/2009                           A3/A            814,909
900,000          USF & G Corp., 7.125% due 6/1/2005                                                 A2/A-           1,001,959

                                                                                                                    6,148,764
MEDICAL TECHNOLOGY
500,000          Baxter International Inc., 5.25% due 5/1/2007                                      A3/A            530,615

MEDIA - ENTERTAINMENT
750,000          AOL Time Warner Inc., 6.75% due 4/15/2011                                          Baa1/BBB+       690,000
80,000           E W Scripps Co. Ohio, 5.75% due 7/15/2012                                          A2/A            87,769
300,000          New York Times Co., 4.625% due 6/25/2007                                           A1/A+           316,005
255,000          Scholastic Corp., 5.75% due 1/15/2007                                              Baa2/BBB        270,534
200,000          Time Warner Inc., 8.05% due 1/15/2016                                              Baa1/BBB+       183,250
125,000          Tribune Co., 6.875% due 11/1/2006                                                  A3/NR           140,027

                                                                                                                    1,687,585
PHARMACEUTICALS
1,000,000        Abbott Labs, 6.40% due 12/1/2006                                                   Aa3/AA          1,118,317
500,000          Bristol Myers Squibb Co., 4.75% due 10/1/2006                                      Aa2/AA          525,967
1,850,000        Eli Lilly & Co., 5.50% due 7/15/2006                                               Aa3/AA          2,002,100

                                                                                                                    3,646,384
REAL ESTATE INVESTMENT TRUSTS
256,430          Fifty Seventh Street Associates LLC, 7.125% due 6/1/2017                           NA/A            243,737
405,000          Prime Property Funding II Inc., 7.00% due 8/15/2004                                A2/A            435,438

                                                                                                                    679,175
RENTAL AUTOMOTIVE EQUIPMENT
100,000          Hertz Corp., 7.00% due 7/15/2003                                                   Baa3/BBB-       100,234

RETAIL
500,000          Costco Wholesale Corp., 5.50% due 3/15/2007                                        A2/A            545,819
150,000          Dillard's Inc., 7.375% due 6/1/2006                                                Ba3/BB+         146,264
1,400,000        Duty Free International Inc., 7.00% due 1/15/2004                                  NR/NR           686,000
800,000          Sears Roebuck & Co., 9.20% due 2/6/2012                                            Baa1/A-         1,000,046
700,000          Target Corp., 5.875% due 3/1/2012                                                  A2/A+           776,555
900,000          Wal Mart Stores Inc., 6.875% due 8/10/2009                                         Aa2/AA          1,062,082
604,131          Wal Mart Stores Inc., 8.57% due 1/2/2010                                           Aa2/AA          714,088
336,878          Wal Mart Stores Inc. 1992-A1 Pass Through Certificate, 7.49% due 6/21/2007         Aa2/AA          382,239

                                                                                                                    5,313,093
SERVICES
250,000          Science Applications International Corp., 6.75% due 2/1/2008                       A3/A-           279,051
1,000,000        Science Applications International Corp. Note 2012 144A, 6.25% due 7/1/2012        A3/A-           1,062,863

                                                                                                                    1,341,914
TELECOMMUNICATION SERVICES
900,000          Cingular Wireless, 5.625% due 12/15/2006                                           A3/A+           891,480
50,000           TCI Communications Inc., 8.00% due 8/1/2005                                        Baa3/BBB+       48,352
1,500,000        Verizon Wireless Capital LLC, 5.375% due 12/15/2006                                A2/A+           1,411,042

                                                                                                                    2,350,874
TRANSPORTATION SERVICES
225,000          CSX Corp., 7.45% due 5/1/2007                                                      Baa2/BBB        258,385

UTILITIES
175,000          Appalachian Power Co., 6.60% due 5/1/2009                                          Aaa/AAA         198,588
380,000          Atlantic City Electric, 7.97% due 5/19/2004                                        A2/A-           381,707
200,000          Central Louisiana Electric Co. Inc., 6.55% due 5/19/2003                           A3/BBB+         204,451
150,000          Detroit Edison Co., 7.40% due 1/15/2003                                            Aaa/AAA         152,231
850,000          DPL Inc., 8.25% due 3/1/2007                                                       Baa2/BBB-       871,111
1,245,000        Duke Capital Corp. Senior Note, 7.25% due 10/1/2004                                A3/A-           1,303,063
800,000          Minnesota Power & Light Co., 7.00% due 2/15/2007                                   Baa1/A          887,494
200,000          Northern Illinois Gas Co., 5.75% due 6/1/2003                                      Aa1/AA          204,135
210,000          Pennsylvania Power and Light Co., 6.55% due 3/1/2006                               Aaa/AAA         232,519
175,000          Philadelphia Electric Co., 6.625% due 3/1/2003 (Insured: MBIA)                     Aaa/AAA         178,248
500,000          PSI Energy Inc., 7.85% due 10/15/2007                                              Baa1/BBB        556,768
70,000           Public Service Electric & Gas Co., 6.875% due 1/1/2003                             Aaa/AAA         70,740
275,000          Public Service Electric & Gas Co., 6.75% due 3/1/2006                              Aaa/AAA         309,458
50,000           Virginia Electric & Power Co., 8.00% due 3/1/2004                                  Aaa/AAA         53,626
80,000           Wisconsin Electric Power Co., 7.25% due 8/1/2004                                   Aa2/A           86,649
350,000          Wisconsin Energy Corp., 5.50% due 12/1/2008                                        A2/A-           377,585
1,150,000        Wisconsin Public Service Corp., 6.125% due 8/1/2011                                Aa1/AA-         1,261,980

                                                                                                                    7,330,353
YANKEE
745,000          Manitoba Province Canada, 6.125% due 1/19/2004                                     Aa3/AA-         784,020
715,000          National Westminster Bank, 7.375% due 10/1/2009                                    Aa2/A+          845,126
500,000          Nova Scotia Province Canada, 5.75% due 2/27/2012                                   A3/A-           555,266

                                                                                                                    2,184,412
MISCELLANEOUS
500,000          Stanford University, 5.85% due 3/15/2009                                           Aaa/NA          566,169

                 Total Corporate Bonds                                                                              103,121,141

TAXABLE MUNICIPAL BONDS - 16.20%
189,000          Arkansas Electric Coop Corp., 7.33% due 6/30/2008                                  A2/AA-          210,381
300,000          Arkansas StateTaxable Water Waste Disposal Series A, 5.50% due 7/1/2005            Aa2/AA          323,205
800,000          Baton Rouge La Taxable Ref Series B, 2.60% due 1/15/2005                           Aaa/AAA         803,352
1,315,000        Bessemer Alabama Water Revenue Taxable Warrants Series B, 7.375% due 7/1/2008      Aaa/AAA         1,469,697
150,000          Brockton Ma Taxable Economic Development Series A, 6.45% due 5/1/2017              Aaa/AAA         170,731
370,000          Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007                      Aaa/AAA         397,987
310,000          Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008                      Aaa/AAA         337,770
200,000          Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20% due 1/1/2006          Aaa/AAA         215,890
1,025,000        Connecticut State Development Authority, 8.55% due 8/15/2005                       NR/NR           1,146,206
900,000          Denver City and County Special Facilities Taxable Refunding and Improvement
                 Series B, 7.15% due                                                                Aaa/AAA         1,049,265
                 1/1/2008
500,000          Duke University Revenue, 6.19% due 6/1/2004 (Duke University Hospital Project A)   Aa3/NR          532,845
125,000          Duquesne Pennsylvania General Obligation, 6.75% due 12/15/2002 (Insured: MBIA)     Aaa/AAA         126,248
130,000          Duquesne Pennsylvania General Obligation, 6.95% due 12/15/2003 (Insured: MBIA)     Aaa/AAA         137,704
155,000          Fairfax County Virginia Redevelopment and Housing Series A, 7.72% due 8/1/2009     NR/NR           157,520
320,000          Georgia Municipal Electric Authority Power Revenue Taxable Series One, 7.00%
                 due 1/1/2006                                                                       A2/A+           329,018
845,000          Idaho Housing Multi Family Housing Revenue Series 94-B, 8.15% due 7/1/2004         A2/NR           929,703
70,000           Illinois Housing Development Authority Taxable Multi Family Program Series 2,
                 7.85% due                                                                          A1/A+           75,013
                 3/1/2005
440,000          Indiana Bond Bank Taxable School Severance Series 2, 2.54% due 7/15/2004
                 (Insured: FGIC)                                                                    Aaa/AAA         443,080
450,000          Indiana Bond Bank Taxable School Severance Series 2, 2.74% due 1/15/2005
                 (Insured: FGIC)                                                                    Aaa/AAA         453,280
405,000          King County Washington General Obligation, 7.55% due 12/1/2005                     Aa1/AA+         463,863
510,000          Maryland State Economic Development Corp., 7.25% due 6/1/2008
                 Maryland Tech. Development                                                         NR/NR           567,834
                 Center Project)
240,000          McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006                       Aaa/AAA         269,076
45,000           Miami Beach Housing Authority Revenue, 6.75% due 3/1/2003                          A3/NR           45,765
140,000          Mississippi StateTaxable Business Series V, 7.125% due 9/1/2006                    NR/AA           160,453
425,000          New Orleans Home Mortgage Authority Single Family Mortgage Revenue
                 Refunding Series 1994-A, 0%                                                        Aaa/AAA         130,254
                 due 10/1/2015 (Insured: MBIA)
3,500,000        New York Environmental Facilities, 5.85% due 3/15/2011                             NR/AA-          3,869,705
1,600,000        Northwest Open Access Network Washington Revenue, 6.18% due 12/1/2008              Aaa/AAA         1,801,952
1,150,000        Ohio Petroleum Underground Storage, 6.75% due 8/15/2008                            Aaa/AAA         1,206,235
205,000          Oregon State Department Administrative Lottery Revenue Taxable B, 4.90%
                 due 4/1/2005                                                                       Aaa/AAA         216,404
250,000          Passaic County New Jersey Multi Modal Taxable Refunding Series B, 6.23%
                 due 9/1/2005                                                                       Aaa/AAA         274,460
710,000          Pima County Arizona Industrial Development Authority Series E, 9.05% due 7/1/2008  Baa3/NR         707,508
400,000          South Dakota Building Authority Revenue, 7.00% due 9/1/2005                        Aaa/AAA         447,724
2,240,000        St. Louis Municipal Finance Corp. Firemans Retirement System, 6.35% due 8/1/2005   Aaa/AAA         2,462,320
500,000          Tennessee State Taxable Series B, 6.00% due 2/1/2013                               Aa2/AA          549,820
245,000          Texas Tech University Revenue, 6.00% due 8/15/2011                                 Aaa/AAA         273,092
1,000,000        University Illinois Revenue, 6.35% due 4/1/2011                                    Aaa/AAA         1,137,310
1,000,000        Victor New York Taxable Tax Increment, 9.20% due 5/1/2014                          NR/NR           1,081,550
505,000          Virginia Housing Development Authority Taxable Rental Housing Series I, 7.30%
                 due 2/1/2008                                                                       Aa1/AA+         593,875
250,000          Virginia Housing Development Multi Family Taxable Series A, 7.125% due 11/1/2003   Aa1/AA+         262,167
1,500,000        West Valley City Utah Municipal Building Lease Refunding Taxable, 7.67%
                 due 5/1/2006                                                                       Aa2/NR          1,707,390

                 Total Taxable Municipal Bonds                                                                     27,537,652

FOREIGN SECURITIES - 2.00%
2,000,000        British Columbia Province, 9.00% due 6/21/2004 (Canadian Dollars)                  Aa2/AA-         1,380,254
2,000,000        Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)                            Aaa/NA          2,065,408

                 Total Foreign Securities                                                                           3,445,662

COMMERCIAL PAPER - 2.40%
2,000,000        American General Finance, 1.84% due 10/7/2002                                      NR/NR           1,999,387
2,100,000        United Parcel Service, 1.64% due 10/1/2002                                         NR/NR           2,100,000

                 Total Commercial Paper                                                                             4,099,387

                 TOTAL INVESTMENTS  (100%) (Cost $160,560,734)                                                  $ 169,444,070


*Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar.
+Credit ratings are unaudited.
X Treasury Inflation Protection Bond
See notes to financial statements.



Report of independent accountants





Thornburg Limited Term Income Funds

September 30, 2002



To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, each a series of Thornburg Investment Trust, (the "Funds") at September 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2002

Index Comparisons

GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 2002. On September 30, 2002, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.8 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Government Fund Class A Shares

Lehman Govt. Int. Index
Fund A Shares
CPI

Average Annual Total Returns
(periods ending 9/30/02) (at max. offering price)
A Shares
One Year:                           7.15%
Five Years:                         6.72%
Ten Years:                          5.95%
From Inception (11/16/87):          7.07%

Government Fund Class C Shares

Lehman Govt. Int. Index
Fund C Shares
CPI

Average Annual Total Returns
(periods ending 9/30/02)
C Shares
One Year:                          8.33%
Five Years:                        6.62%
From Inception (9/1/94):           6.50%

Index Comparisons

INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended September 30, 2002. On September 30, 2002, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.7 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

Income Fund Class A Shares

Lehman Govt. Int. Index
Fund A Shares
CPI

Average Annual Total Returns
(periods ending 9/30/02) (at max. offering price)
A Shares
One Year:                           5.45%
Five Years:                         6.27%
From Inception (10/1/92):           6.45%

Income Fund Class C Shares

Lehman Govt. Int. Index
Fund C Shares
CPI

Average Annual Total Returns
(periods ending 9/30/02)
C Shares
One Year:                           6.63%
Five Years:                         6.18%
From Inception (9/1/94):            6.58%

Thornburg Limited Term U.S. Government Fund - Class A
Outperformed U.S. Government Money Market Index
(Unaudited)



Trustees and officers

Thornburg Limited Term  Income Funds

September 30, 2002

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
56                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
46                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
55                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
61                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
72                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
42                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
55                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
43                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
39                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
35                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
32                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
54                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
31                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
40                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
34                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of nine separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200

notes

Thornburg Limited Term Income Funds

September 30, 2002

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.